ACQUISITONS - Polar Divide Drop Down (Details) - Investment, Name [Domain] - Entity [Domain] - USD ($) $ in Thousands	May. 18, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 15, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill		$ 265,062	$ 319,261		$ 45,478
Polar Midstream
Business Acquisition [Line Items]
Purchase price				$ 216,105
Current assets				368
Property, plant, and equipment				9,755
Other noncurrent assets				7,201
Total assets acquired				17,324
Current liabilities				4,592
Total liabilities assumed				4,592
Net identifiable assets acquired				12,732
Goodwill				$ 203,373
Subsequent Event | Polar Midstream and Epping
Business Acquisition [Line Items]
Total consideration	$ 290,000
Borrowings incurred for acquisition	92,500
Subsequent Event | Common units | Polar Midstream and Epping
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable	193,400
Subsequent Event | General Partner Units | Polar Midstream and Epping
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable	$ 4,100